STOCKHOLDERS' EQUITY (Stock-Based Compensation) (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Equity [Abstract]
Noncash compensation expenses	$ 157,000	$ 433,000